Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2020
Document Effective Date	Aug. 28, 2020
Prospectus Date	Aug. 28, 2020